S-K 1604(c) De-SPAC Dilution	Aug. 31, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,173,616)	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 223,185,592	[2]
De-SPAC, Number of Shares Used, Adjustment	31,677,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	29,320,000
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 2.95	[2],[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 7.05	[2]
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,173,616)	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 164,274,138	[2]
De-SPAC, Number of Shares Used, Adjustment	25,927,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	23,570,000
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 3.66	[2],[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 6.34	[2]
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,173,616)	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 105,362,685	[2]
De-SPAC, Number of Shares Used, Adjustment	20,177,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	17,820,000
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 4.78	[2],[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 5.22	[2]
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,173,616)	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 46,451,231	[2]
De-SPAC, Number of Shares Used, Adjustment	13,965,874
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	11,608,874
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 6.67	[2],[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 3.33	[2]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,173,616)	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,271,590	[2]
De-SPAC, Number of Shares Used, Adjustment	11,559,780
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	9,202,780
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share | $ / shares	$ 7.81	[2],[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 2.19	[2]
Public Shareholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	23,000,000
Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	17,250,000
Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	11,500,000
Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,750,000
Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	3,682,780
Sponsor [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,120,000
Sponsor [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,120,000
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	6,120,000
Sponsor [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,658,874
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,320,000
Cantor [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	200,000
Cantor [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	200,000
Cantor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	200,000
Cantor [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	200,000
Cantor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	200,000
Ordinary Shares issuable on conversion of all IRHO Rights [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	2,357,000
Ordinary Shares issuable on conversion of all IRHO Rights [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	2,357,000
Ordinary Shares issuable on conversion of all IRHO Rights [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	2,357,000
Ordinary Shares issuable on conversion of all IRHO Rights [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	2,357,000
Ordinary Shares issuable on conversion of all IRHO Rights [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	2,357,000
Reclassification of IRHO Ordinary Shares subject to redemption to equity [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	235,645,815	[2]
Reclassification of IRHO Ordinary Shares subject to redemption to equity [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	176,734,361	[2]
Reclassification of IRHO Ordinary Shares subject to redemption to equity [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	117,822,908	[2]
Reclassification of IRHO Ordinary Shares subject to redemption to equity [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	58,911,454	[2]
Reclassification of IRHO Ordinary Shares subject to redemption to equity [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	37,731,813	[2]
Transaction expenses to be paid by IRHO [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(1,286,607)	[2]
Transaction expenses to be paid by IRHO [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(1,286,607)	[2]
Transaction expenses to be paid by IRHO [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(1,286,607)	[2]
Transaction expenses to be paid by IRHO [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(1,286,607)	[2]
Transaction expenses to be paid by IRHO [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(1,286,607)	[2]

[1]	NTBV is calculated as total assets minus total liabilities and IRHO Ordinary Shares subject to possible redemption as of August 31, 2026.
[2]	NTBV is adjusted for (i) payments from the Trust Account at different levels of redemptions to Public Shareholders at the $10.25 per share redemption price as of August 31, 2026, and (ii) transaction expenses that have not been recorded in IRHO’s financial statements as of August 31, 2026, which will have an impact on the calculation of NTBV upon the Closing.
[3]	Dilution is calculated by subtracting the NTBV per share as of August 31, 2026, as adjusted, from the $10.00 IRHO IPO per share price for the Public Shares.